LOOMIS SAYLES FUNDS II

February 3, 2012

Via EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:	Loomis Sayles Funds II

(File Nos.: 33-39133 and 811-06241)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that the Statements of Additional Information, each dated February 1, 2012, for Loomis Sayles Global Equity and Income Fund (formerly, “Loomis Sayles Global Markets Fund”), Loomis Sayles Growth Fund, Loomis Sayles High Income Fund, Loomis Sayles International Bond Fund, Loomis Sayles Investment Grade Bond Fund, Loomis Sayles Limited Term Government and Agency Fund, Loomis Sayles Mid Cap Growth Fund, Loomis Sayles Strategic Income Fund, and Loomis Sayles Value Fund, each a series of Loomis Sayles Funds II, and the Prospectus and Statement of Additional Information, dated February 1, 2012, for Loomis Sayles Small Cap Growth Fund, a series of Loomis Sayles Funds II, do not differ from that which is contained in Post-Effective Amendment No. 61 that was filed electronically on January 30, 2012.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete
John DelPrete
Assistant Secretary